GOING CONCERN	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
GOING CONCERN
NOTE 3 - GOING CONCERN

The accompanying financial statements and notes have been prepared assuming that the Company will continue as a going concern. The Company had limited operations during the first year of its operation (i.e. from July 3, 2018 (date of inception) to December 31, 2018) resulting in accumulated deficit of $2,371 and nil revenue. At December 31, 2018, the Company had $37,112 in cash and there were outstanding liabilities of $1,509. Management does not believe that the company’s current cash position is sufficient to cover the operational expenses they will incur during the next twelve months. Limited capital resources are also hinderance to support the efforts to establish a stabilized source of revenue over an extended period of time. This condition raises substantial doubt about the Company’s ability to continue as a going concern. Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses The Company intends to position itself so that it will be able to raise additional funds through the capital markets. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern. These financial statements do not include any adjustments related to the recovery or classification of assets or the amounts and classifications of liabilities that might be necessary should the company be unable to continue as going concern.

These condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Corporation and its subsidiaries will be able to meet its obligations and continue its operations for next fiscal year. Realization values may be substantially different from carrying values as shown and these condensed consolidated interim financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Corporation be unable to continue as a going concern.

At September 30, 2020, the Company had $13,875 in cash and there were outstanding liabilities of $33,107. Management does not believe that the company’s current cash position is sufficient to cover the expenses they will incur during the next twelve months.

In addition, the recent outbreak of the novel coronavirus, commonly referred to as "COVID-19", in China and throughout the world is expected to adversely affect the economic conditions in Asia and throughout the world, and could adversely affect our business, results of operations and financial condition.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses. The Company intends to position itself so that it will be able to raise additional funds through the capital markets. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern. These financial statements do not include any adjustments related to the recovery or classification of assets or the amounts and classifications of liabilities that might be necessary should the company be unable to continue as going concern.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Corporation and its subsidiaries will be able to meet its obligations and continue its operations for next fiscal year. Realization values may be substantially different from carrying values as shown and these condensed consolidated interim financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Corporation be unable to continue as a going concern.

At December 31, 2019, the Company had $30,320 in cash and there were outstanding liabilities of $1,794. Management does not believe that the company’s current cash position is sufficient to cover the expenses they will incur during the next twelve months. This condition raises substantial doubt about the Company’s ability to continue as a going concern. Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses The Company intends to position itself so that it will be able to raise additional funds through the capital markets.

In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern. These financial statements do not include any adjustments related to the recovery or classification of assets or the amounts and classifications of liabilities that might be necessary should the company be unable to continue as going concern.